Trade receivables (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade Receivable [Line Items]
Provision for revenue cancellation		R$ (12,150)	R$ (6,512)	R$ (4,191)	R$ (3,136)
Total trade receivables		304,687	271,140
Current		235,560	224,128
Non-current		69,127	47,012
Interest rate for Special Installment Payment receivable	4.62%
Discount rate for Special Installment Payment receivable	13.04%
Cost
Trade Receivable [Line Items]
Tuition fees		479,939	410,393
FIES and UNIEDU Guaranteed Credits		52,845	27,710
PEP - Special Installment Payment		12,375	22,365
CREDIN - Internal Educational Credit		39,992	29,170
Provision for revenue cancellation		(12,150)	(6,512)
Total trade receivables		194,377	99,088
Allowance
Trade Receivable [Line Items]
Total trade receivables		R$ (268,314)	R$ (211,986)